Fair Value Measurements (Details) - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements - $ / shares		4 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
		May 05, 2023	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected redemption price (in Dollars per share)		$ 11.5	$ 11.5	$ 10.33	$ 10.48
Stock price (in Dollars per share)		$ 10.25	$ 10.6	$ 10.04	$ 9.89
Volatility		57.00%	51.00%	65.00%	65.00%
Term (years)		5 years 5 months 8 days	5 years 1 month 13 days	3 years 6 months	5 years 8 months 1 day
Risk-free rate		3.35%	4.50%	4.49%	4.18%
Discount rate	[1]	2.20%	85.00%
Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected redemption price (in Dollars per share)			$ 10.54		$ 10.48
Stock price (in Dollars per share)			$ 10.6		$ 9.89
Volatility			45.00%		65.00%
Term (years)			3 years 1 month 6 days		3 years 6 months
Risk-free rate			4.80%		4.49%
Cost of debt			13.66%		14.80%

[1]	The valuation as of May 5, 2023 implied the probability of success based on the Company’s public warrants. Subsequent valuation dates during the three months ended September 30, 2023 utilized additional market information as the probability implied by the warrant value did not reflect the Company’s progress toward completing a Business Combination.